Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Balance at beginning of year	$ 30	$ 29	$ 30
Translation adjustment	2	1	(1)
Balance at end of year	$ 32	$ 30	$ 29